Related Party Transactions and Balances (Details)	1 Months Ended	12 Months Ended
	Aug. 17, 2022 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transactions and Balances (Details) [Line Items]
Prepaid		$ 118,888
Company balance		$ 144,986
Former shareholders		4
Shanghai Zhongxin [Member]
Related Party Transactions and Balances (Details) [Line Items]
Equity interest		6.67%
Beijing Yisuizhen [Member]
Related Party Transactions and Balances (Details) [Line Items]
Equity interest percentage	47.00%
Beijing Yisuizhen [Member]
Related Party Transactions and Balances (Details) [Line Items]
Related party transaction balance	$ 392,305
Mr. Yang Weiguang [Member]
Related Party Transactions and Balances (Details) [Line Items]
Company balance		$ 226,178
Mr.Yang [Member]
Related Party Transactions and Balances (Details) [Line Items]
Company balance		$ 81,192